Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Minimum Rental Under Non-cancelable Operating Leases

The following is a schedule by year of future minimum lease obligations under non-cancelable rental operating leases as of December 31, 2012:

Years ended December 31,
2013	$6,584
2014	4,304
2015	3,498
2016	3,277
2017	2,831
2018 and thereafter	375

$20,869